Segment information - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	£ 15,265.4	£ 14,388.9	[1]	£ 12,235.2	[1]
Headline PBIT	2,267.1	2,160.3		1,774.0
Non-current assets	18,343.6	18,976.6
North America [member]
Disclosure of geographical areas [line items]
Revenue	5,547.0	5,280.8		4,491.2
Revenue less pass-through costs	4,799.0	4,603.7		3,882.3
Headline PBIT	£ 937.4	£ 895.4		£ 728.2
Revenue less pass-through costs margin	19.50%	19.40%		18.80%
Non-current assets	£ 7,667.5	£ 8,189.3
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	1,985.9	1,866.3		£ 1,777.4
Revenue less pass-through costs	1,683.5	1,587.6		1,504.5
Headline PBIT	£ 280.0	£ 261.4		£ 243.1
Revenue less pass-through costs margin	16.60%	16.50%		16.20%
Non-current assets	£ 2,098.2	£ 2,138.5
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue	3,160.0	2,943.2		£ 2,425.6
Revenue less pass-through costs	2,616.0	2,425.5		2,016.2
Headline PBIT	£ 376.0	£ 351.7		£ 277.2
Revenue less pass-through costs margin	14.40%	14.50%		13.70%
Non-current assets	£ 4,542.1	£ 4,321.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue	4,572.5	4,298.6		£ 3,541.0
Revenue less pass-through costs	4,041.1	3,781.0		3,121.3
Headline PBIT	£ 673.7	£ 651.8		£ 525.5
Revenue less pass-through costs margin	16.70%	17.20%		16.80%
Non-current assets	£ 4,035.8	£ 4,327.2
United States [member]
Disclosure of geographical areas [line items]
Revenue	5,241.3	5,005.8		£ 4,257.4
Revenue less pass-through costs	4,541.0	4,365.1		3,674.3
Headline PBIT	890.3	849.4		£ 697.3
Non-current assets	£ 7,202.7	£ 7,690.2

[1]	Prior year figures have been re-presented as described in the accounting policies.